Income taxes - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jul. 25, 2018	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income tax rate		25.00%	25.00%	25.00%
Income tax holiday, description	Shanghai Boqii could enjoy a tax holiday of 2-year EIT exemption and subsequently 3-year 12.5% preferential tax rate.
Change of valuation allowance		¥ 166.7	¥ 177.2
Operating loss carry forwards		¥ 654.0	¥ 688.0
Preferential tax rate		12.50%	12.50%	12.50%
HK [Member] | Maximum [Member]
Income tax rate		16.50%
HK [Member] | Minimum [Member]
Income tax rate		8.25%
CHINA [Member]
Income tax rate		25.00%
Preferential tax rate		15.00%